SHAREHOLDERS’ EQUITY (Details) - USD ($)			1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 02, 2025	Dec. 14, 2021	Aug. 31, 2021	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 03, 2025	Mar. 31, 2025	Dec. 31, 2022
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Purchase price (in Dollars per share)		$ 6.9
Exercise price (in Dollars per share)		$ 8.3			$ 8.3
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted					0	1,652,175
Contractual lives		3 years 6 months
Warrant outstanding
Deposited, escrow agent (in Dollars)					$ 500,000
Deducting charge fee (in Dollars)									$ 492,490
Fair value of warrants (in Dollars)					$ 12,200,000
Warrant [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Exercise price (in Dollars per share)				$ 0.1023
Shares issued for exercised warrants				39,596	33,040
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted		1,449,276
2021 Warrants [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Exercise price (in Dollars per share)				$ 5.115	$ 5.115
Warrant outstanding				33,040	33,040
Two Zero Two Five Warrants [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Exercise price (in Dollars per share)				$ 20.625
Contractual lives				4 years 3 months
Warrant outstanding				6,556
Placement Agent [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Exercise price (in Dollars per share)					$ 8.3
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted					202,899
Contractual lives					3 years 6 months
Maxim Group LLC [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Exercise price (in Dollars per share)	$ 0.33
Percentage of warrants	125.00%
FT Global Capital [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Exercise price (in Dollars per share)				$ 8.3
Class A Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Sold and transferred shares			5,000,000
Investors shares		2,898,552
Warrants to purchase shares	327,800
Shares issued for exercised warrants								58,069,113
Ordinary shares, issued				1,974,163	485,058
Common Stock, Par or Stated Value Per Share (in Dollars per share)				$ 0.05	$ 0.05
Ordinary shares, outstanding				1,974,163	485,058
Contractual lives					1 year 5 months 12 days	2 years 5 months 12 days
Class A Ordinary Shares [Member] | 2021 Warrants [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Contractual lives				5 months 12 days	11 months 12 days
Purchase of shares				33,040	33,040
Class A Ordinary Shares [Member] | Two Zero Two Five Warrants [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Purchase of shares				6,556
Class A Ordinary Shares [Member] | Maxim Group LLC [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Sale of shares (in Dollars)	$ 16,390,000
Purchase price (in Dollars per share)	$ 0.001
Warrants to purchase shares	16,390,000
Exercise price (in Dollars per share)	$ 0.33
Class A Ordinary Shares [Member] | Consolidation [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares, issued							98,713,955
Common Stock, Par or Stated Value Per Share (in Dollars per share)							$ 0.001
Class A Ordinary Shares [Member] | Consolidation One [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Common Stock, Par or Stated Value Per Share (in Dollars per share)							$ 0.05
Ordinary shares, outstanding							1,974,163
Class A Ordinary Shares [Member] | FT Global Capital [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted				202,899
Class A Ordinary Shares [Member] | Common Stock [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Purchase price (in Dollars per share)							$ 0.05
Ordinary shares, issued							1,974,163
Class A Ordinary Shares [Member] | Firebull Holding Limited [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares			5,000,000
Class B Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Cancelled shares			5,000,000
Ordinary shares, issued				42,000	42,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)				$ 0.05	$ 0.05
Ordinary shares, outstanding				42,000	42,000
Class B Ordinary Shares [Member] | Consolidation [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares, issued							2,100,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)							$ 0.001
Class B Ordinary Shares [Member] | Consolidation One [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Common Stock, Par or Stated Value Per Share (in Dollars per share)							$ 0.05
Ordinary shares, outstanding							42,000
Class B Ordinary Shares [Member] | Common Stock [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Purchase price (in Dollars per share)							$ 0.05
Ordinary shares, issued							42,000
Class B Ordinary Shares [Member] | Firebull Holding Limited [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares			5,000,000
Previously Reported [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Warrant outstanding					1,652,175	1,652,175
Previously Reported [Member] | Class A Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares, issued					24,254,842	24,254,842
Common Stock, Par or Stated Value Per Share (in Dollars per share)					$ 0.001	$ 0.001
Ordinary shares, outstanding					24,254,842	24,254,842
Purchase of shares					1,652,175	1,652,175
Previously Reported [Member] | Class A Ordinary Shares [Member] | Common Stock [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares, outstanding					24,254,842
Previously Reported [Member] | Class B Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares, issued					2,100,000	2,100,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)					$ 0.001	$ 0.001
Ordinary shares, outstanding					2,100,000	2,100,000
Previously Reported [Member] | Class B Ordinary Shares [Member] | Common Stock [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares, outstanding					2,100,000